Goodwill and Intangible Assets Narrative (Details) - Orbitz - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Goodwill [Line Items]
Trademarks and trade names	$ 89,890	$ 89,762
Amortization of Intangible Assets	$ 349